Note 10 - Income Taxes (Detail) - Deferred Taxes (USD $)								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 State and Local Jurisdiction [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Dec. 31, 2011 Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Decrease From Sale of State Low Income Housing Tax Credits [Member]	Dec. 31, 2012 Increase for State Low Income Housing Tax Credits Generated [Member]	Dec. 31, 2011 Increase for State Low Income Housing Tax Credits Generated [Member]
Deferred tax assets:
Allowances for loan losses	$ 3,233,920	$ 3,926,864
Writedowns on foreclosed assets held for sale	897,297	589,773
Low Income Housing Tax Credits				1,645,379	1,708,621	740,276	478,223
Deferred loan fees/costs	50,481	87,898
Other	241,658	241,658
	6,809,011	7,033,037
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(470,326)	(473,711)
Accumulated depreciation	(175,448)	(175,448)
Other	(77,298)	(68,310)
	(843,704)	(838,101)
Deferred tax asset before valuation allowance	5,965,307	6,194,936
Valuation allowance:
Beginning balance	(1,645,379)	(1,708,621)	(1,476,757)
Valuation Allowance Adjustment								375,415	(312,173)	(231,864)
Ending balance	(1,645,379)	(1,708,621)	(1,476,757)
Net deferred tax asset	$ 4,319,928	$ 4,486,315